COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Balance at beginning of year	$ 2,361,880	$ 1,890,108	$ 1,232,813
Additions	3,470,966	420,120	598,994
Exchange difference	6,557	51,652	58,301
Balance at Ending of year	$ 5,839,403	$ 2,361,880	$ 1,890,108